Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation
Schedule of amendments to IFRS

Effective in 2024

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1

Amendments to IAS 1 Presentation of Financial Statements:

- Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020);

- Classification of Liabilities as Current or Non - current - Deferral of Effective Date (issued on 15 July 2020); and

- Non - current Liabilities with Covenants (issued on 31 October 2022)

		1 January 2024	1 January 2024

IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	1 January 2024	1 January 2024

IAS 7	Amendments to IAS 7 Cash flow statement and NIIF 7 Financial instruments: information to disclose: Financial agreements with suppliers (issued on 25 May 2023).	1 January 2024	1 January 2024

Schedule of standards issued but not effective

Standards issued but not effective in 2024

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the IASB but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date

IAS 21	Amendment to IAS 21 Effects of foreign currency conversions on changes in exchange rates: absence of convertibility	1 January 2025	1 January 2025
IFRS 18	Presentation and Disclosure in Financial Statements (issued on 9 April 2024)	Pending	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures (issued on 9 May 2024)	Pending	1 January 2027
IFRS 9 / IFRS 7	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) (issued on 30 May 2024)	Pending	1 January 2026
	Annual Improvements Volume 11 (issued on 18 July 2024)	Pending	1 January 2026
IFRS 9 / IFRS 7	Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7 (issued on 18 December 2024)	Pending	1 January 2026

Schedule of restatement of comparative information

			Integration
			adjustment	Adjustment	Restated
Assets	Reference	1/1/2023	Biotek America	SRAAS	1/1/2023
Rights of use	Note 8	897,552	83,708	—	981,260
Property, plant and equipment	Note 9	3,270,937	31,921	—	3,302,858
Investment in equity-accounted investees	Note 10	1,955,177	—	(457,218)	1,497,959
Non-current financial assets at amortized cost	Note 11	582,175	(124,132)	—	458,043
Other non-current assets	Note 10	—	124,191	—	124,191
Total non-current assets		16,880,390	115,688	(457,218)	16,538,860
Inventories	Note 13	3,201,357	34,653	—	3,236,010
Trade receivables	Note 15	608,688	393	—	609,081
Other current assets		81,814	863	—	82,677
Cash and cash equivalents	Note 16	547,979	1,228	—	549,207
Total current assets		4,653,587	37,137	—	4,690,724
Total assets		21,533,977	152,825	(457,218)	21,229,584
Equity and liabilities
Reserves		4,534,715	(24,341)	(457,218)	4,053,156
Total equity		5,402,827	(24,341)	(457,218)	4,921,268
Translation differences		735,633	144	—	735,777
Equity attributable to the Parent		6,129,938	(24,197)	(457,218)	5,648,523
Total equity	Note 17	8,457,544	(24,197)	(457,218)	7,976,129
Non-current financial liabilities	Note 21	9,960,562	113,593	—	10,074,155
Total non-current liabilities		11,120,586	113,593	—	11,234,179
Current financial liabilities	Note 21	795,686	5,253	—	800,939
Trade and other payables	Note 22	862,335	56,243	—	918,578
Other current liabilities	Note 23	241,487	1,933	—	243,420
Total current liabilities		1,955,847	63,429	—	2,019,276
Total liabilities		13,076,433	177,022	—	13,253,455
Total equity and liabilities		21,533,977	152,825	(457,218)	21,229,584

Consolidated Balance Sheet

at 31 December 2023

(Expressed in thousands of Euros)

			Integration
			adjustment	Adjustment	Restated
Assets	Reference	31/12/2023	Biotek America	SRAAS	31/12/2023
Investment in equity-accounted investees	Note 10	534,970	—	(113,207)	421,763
Other non-current assets	Note 10	145,522	(9,889)	—	135,633
Deferred tax assets	Note 28	305,295	(4,966)	—	300,329
Total non-current assets		14,989,149	(14,855)	(113,207)	14,861,087
Non-current assets held for sale	Note 12	1,433,867	—	(344,011)	1,089,856
Inventories	Note 13	3,459,277	23,122	—	3,482,399
Total current assets		6,451,905	23,122	(344,011)	6,131,016
Total assets		21,441,054	8,267	(457,218)	20,992,103
Equity and liabilities
Reserves		4,482,798	15,381	(457,218)	4,040,961
Profit for the year attributable to the Parent		59,315	(16,997)	—	42,318
Total equity		5,419,697	(1,616)	(457,218)	4,960,863
Translation differences		414,068	44	—	414,112
Equity attributable to the Parent		5,827,166	(1,572)	(457,218)	5,368,376
Total equity	Note 17	7,972,485	(1,572)	(457,218)	7,513,695
Total trade and other payables	Note 22	960,818	9,839	—	970,657
Total liabilities		13,468,569	9,839	—	13,478,408
Total equity and liabilities		21,441,054	8,267	(457,218)	20,992,103

Consolidated Statements of Profit and Loss

at 31 December 2022

(Expressed in thousands of Euros)

			Integration
			adjustment	Restated
	Reference	2022	Biotek America	2022
Net revenue	Note 5 and 24	6,063,967	—	6,063,967
Cost of sales	Note 25 and 26	(3,832,437)	(17,820)	(3,850,257)
Gross Margin		2,231,530	(17,820)	2,213,710
Operating Expenses	Note 25 and 26	(1,551,563)	(5,424)	(1,556,987)
Other Income		22,235	22,235
Profit of equity accounted investees with similar activity to that of the Group	Note 10	103,478	—	103,478
Operating Result		805,680	(23,244)	782,436
Finance result	Note 27	(442,941)	—	(442,941)
Profit/(loss) of equity accounted investees	Note 10	(1,482)	—	(1,482)
Profit before income tax from continuing operations		361,257	(23,244)	338,013
Income tax expense	Note 28	(90,111)	—	(90,111)
Profit after income tax from continuing operations		271,146	(23,244)	247,902
Consolidated profit for the year		271,146	(23,244)	247,902
Profit attributable to the Parent		208,279	(23,244)	185,035
Profit attributable to non-controlling interest	Note 19	62,867	—	62,867
Basic earnings per share (Euros)	Note 18	0.31	(0.04)	0.27
Diluted earnings per share (Euros)	Note 18	0.31	(0.04)	0.27

Consolidated Statements of Profit and Loss

at 31 December 2023

(Expressed in thousands of Euros)

			Integration
			adjustment	Restated
		2023	Biotek America	2023
Net revenue	Note 5 and 24	6,591,977	—	6,591,977
Cost of sales	Note 25 and 26	(4,097,406)	(11,089)	(4,108,495)
Gross Margin		2,494,571	(11,089)	2,483,482
Operating Expenses	Note 25 and 26	(1,761,955)	(5,992)	(1,767,947)
Other Income		3,042	—	3,042
Profit of equity accounted investees with similar activity to that of the Group	Note 10	63,740	—	63,740
Operating Result		799,398	(17,081)	782,317
Finance result	Note 27	(574,458)	84	(574,374)
Profit/(loss) of equity accounted investees	Note 10	(922)	—	(922)
Profit before income tax from continuing operations		224,018	(16,997)	207,021
Income tax expense	Note 28	(43,349)	—	(43,349)
Profit after income tax from continuing operations		180,669	(16,997)	163,672
Consolidated profit for the year		180,669	(16,997)	163,672
Profit attributable to the Parent		59,315	(16,997)	42,318
Profit attributable to non-controlling interest	Note 19	121,354	—	121,354
Basic earnings per share (Euros)	Note 18	0.09	(0.03)	0.06
Diluted earnings per share (Euros)	Note 18	0.09	(0.03)	0.06